Fair Value Measurements - Note payable (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022
Fair Value Measurements
Settlement of note payable	$ 10,000
Summary of changes in the estimated fair value
Beginning balance	7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244
Settlement of the Note	(10,000)
Ending balance	$ 1,537
Weighted average discount rate
Fair Value Measurements
Measurement input		9.0
Weighted average time to repayment
Fair Value Measurements
Measurement input		0.006